FINANCIAL INSTRUMENTS - Maturity Date and Principal Amount of the Company's Obligations (Details) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	$ 1,612.2
2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	455.0
2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	34.1
2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	29.4
2028 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	1,093.7
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	264.8
Accounts payable and accrued liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	264.8
Accounts payable and accrued liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Accounts payable and accrued liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Accounts payable and accrued liabilities | 2028 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	124.2
Lease liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	38.1
Lease liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	33.0
Lease liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	29.4
Lease liabilities | 2028 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	23.7
Equipment loans
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	2.1
Equipment loans | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	1.0
Equipment loans | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	1.1
Equipment loans | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Equipment loans | 2028 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit facility
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	220.0
Credit facility | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit facility | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit facility | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit facility | 2028 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	220.0
Notes
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	450.0
Notes | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Notes | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Notes | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Notes | 2028 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	450.0
Gold sale prepayment arrangement
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	151.1
Gold sale prepayment arrangement | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	151.1
Gold sale prepayment arrangement | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Gold sale prepayment arrangement | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Gold sale prepayment arrangement | 2028 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Term Loan
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	400.0
Term Loan | 2025
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Term Loan | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Term Loan | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Term Loan | 2028 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	$ 400.0